Quarterly Report
June 30, 2023
MFS®  Georgia
Municipal Bond Fund
MGA-Q1

Portfolio of Investments
6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.6%
Airport Revenue – 6.2%
Atlanta, GA, Airport General Refunding Rev., “B”, 5%, 1/01/2033	$1,000,000	$1,007,601
Atlanta, GA, Airport General Refunding Rev., “C”, 4%, 7/01/2038	1,000,000	991,510
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2052	1,000,000	1,045,186
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2044	1,000,000	1,041,598
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2038	520,000	515,585
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	530,000	521,613
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2051	935,000	974,287
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	265,000	268,605
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	30,000	30,239
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	35,000	35,431
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	25,000	25,071
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	40,000	39,962
		$6,496,688
General Obligations - General Purpose – 4.4%
Atlanta, GA, Public Improvement Rev., 4.875%, 12/01/2026 (Prerefunded 12/01/2024)	$1,000,000	$1,023,673
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	220,000	199,239
Cartersville, GA, General Obligation, 2%, 10/01/2040	1,000,000	708,172
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	60,000	64,759
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	165,000	167,340
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	7,530	7,213
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	59,571	36,421
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	51,554	52,827
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	51,087	53,792
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	50,258	53,823
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	150,816	164,723
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	46,290	43,978
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	85,068	79,065
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	35,711	32,048
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	48,553	42,158
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	171,495	144,892
Roswell, GA, General Obligation, “A”, 4%, 2/01/2048	500,000	493,271
State of Illinois, General Obligation, 5.5%, 5/01/2039	180,000	196,665
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	85,000	92,294
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	245,000	234,889
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	155,000	147,447
Valdosta & Lowndes County, GA, Hospital Authority Rev. Anticipation Certificate, “A”, 5%, 10/01/2036	500,000	553,222
		$4,591,911
General Obligations - Schools – 8.1%
Ben Hill County, GA, School District Rev., 4%, 4/01/2037	$750,000	$761,402
Bryan County, GA, School District General Obligation, 4%, 8/01/2032	500,000	509,980
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	370,000	323,577
Clarke County, GA, General Obligation, 5%, 9/01/2025	1,000,000	1,041,670
Dalton, GA, General Obligation, 5%, 2/01/2036	500,000	540,552
Evans County, GA, School District, 4%, 6/01/2035	660,000	684,987
Gwinnett County, GA, School District, 5%, 2/01/2039	1,500,000	1,637,067
Gwinnett County, GA, School District General Obligation, 5%, 2/01/2029	1,000,000	1,032,239
Houston County, GA, School District General Obligation, Sales Tax, 5%, 9/01/2023	1,250,000	1,253,502
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	930,000	729,625
		$8,514,601

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – 11.7%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$210,000	$189,434
Cedartown Polk County, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039 (Prerefunded 7/01/2026)	500,000	528,957
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2041	485,000	470,320
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	55,000	51,373
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	25,000	22,854
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System), 4%, 8/15/2048	250,000	233,902
Doylestown, PA, Hospital Rev. (Doylestown Hospital), “A”, 5%, 7/01/2049	15,000	12,195
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2032	500,000	521,983
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2035	500,000	502,946
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2039	500,000	490,366
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2049	1,000,000	940,409
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), 5%, 4/01/2034	1,000,000	1,052,760
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 5%, 4/01/2042	750,000	770,321
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System, Inc. Project), 5%, 8/01/2028	500,000	508,779
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	1,000,000	1,028,279
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	645,000	618,527
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	695,000	681,792
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	765,000	719,413
Richmond County, GA, Hospital Authority Rev., Anticipation Certificates (University Health Services, Inc. Project), 4%, 1/01/2036	1,000,000	1,006,628
Savannah, GA, Hospital Authority Rev. (St. Joseph's/Candler Health System, Inc.), “A”, 4%, 7/01/2043	1,000,000	954,830
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	570,000	520,227
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	550,000	520,221
		$12,346,516
Healthcare Revenue - Long Term Care – 1.0%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A, 5%, 7/01/2036	$500,000	$497,166
Hall County and Gainesville, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	505,669
		$1,002,835
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 2.875%, 1/01/2041 (n)	$130,000	$84,666
Industrial Revenue - Paper – 0.1%
Rockdale County, GA, Development Authority Refunding Rev. (Pratt Paper LLC Project), 4%, 1/01/2038 (n)	$150,000	$142,538
Miscellaneous Revenue - Other – 5.0%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., ”A“, 4%, 1/01/2054	$1,250,000	$1,058,918
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., ”B“, 5%, 1/01/2054 (n)	1,000,000	840,106
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2034	500,000	543,525
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2036	500,000	515,981
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2044	660,000	694,756
Hart County, GA, Association County Commissioners (Public Purpose Project), 4.75%, 11/01/2052	1,000,000	1,022,152
Matching Fund Special Purpose Securitization Corp., ”A“, 5%, 10/01/2026	45,000	45,362
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044 (n)	280,000	275,292
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	270,000	270,061
		$5,266,153
Multi-Family Housing Revenue – 0.3%
National Finance Authority, New Hampshire Municipal Certificates, ”1-A“, 4.375%, 9/20/2036	$325,940	$319,234

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Port Revenue – 2.7%
Georgia Ports Authority Rev., 4%, 7/01/2047	$1,000,000	$985,722
Georgia Ports Authority Rev., 4%, 7/01/2052	1,000,000	972,173
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	1,000,000	933,268
		$2,891,163
Sales & Excise Tax Revenue – 6.6%
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, ”B-1“, AGM, 0%, 6/15/2044	$1,205,000	$450,155
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2029	10,000	10,413
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030	5,000	5,221
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031	10,000	10,494
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042	90,000	79,547
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Refunding Rev., ”A“, 5%, 7/01/2039	1,000,000	1,140,348
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), ”A“, 5%, 7/01/2044 (Prerefunded 7/01/2025)	1,000,000	1,038,314
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), ”C“, 4%, 7/01/2036	750,000	766,449
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev., ”E-1“, 3%, 7/01/2040	1,000,000	874,498
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	24,000	23,448
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.75%, 7/01/2053	82,000	78,137
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	745,000	726,277
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	196,000	186,402
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	83,000	78,936
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	578,000	547,789
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	1,000	960
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	35,000	29,721
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	6,000	4,661
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	326,000	232,567
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	316,000	205,396
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	1,075,000	301,999
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (a)(d)(n)	245,000	187,119
		$6,978,851
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2049 (n)	$250,000	$216,740
Single Family Housing - State – 4.5%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”C-1“, 4%, 11/15/2047	$200,000	$198,587
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4.15%, 12/01/2038	1,000,000	1,005,432
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.85%, 12/01/2041	1,465,000	1,444,268
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.6%, 12/01/2044	1,000,000	876,255
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4%, 12/01/2048	405,000	398,917
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”A“, GNMA, 4.45%, 9/01/2043	595,000	589,477
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”A“, GNMA, 4.5%, 9/01/2046	195,000	193,354
		$4,706,290
State & Local Agencies – 0.5%
Villa Rica, GA, Public Facilities Authority Rev. (Water and Sewerage Project), 5%, 3/01/2039 (Prerefunded 9/01/2024)	$500,000	$510,946
Student Loan Revenue – 0.7%
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	$5,000	$4,738
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	130,000	106,228
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	55,000	49,680
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 4%, 12/01/2041	585,000	578,752
		$739,398

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – 1.9%
Atlanta & Fulton County, GA, Recreation Authority Park Improvement, ”A“, 5%, 12/01/2032	$500,000	$511,801
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	65,000	67,171
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	155,000	169,235
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2035	65,000	66,275
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2036	35,000	35,446
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2046	100,000	96,792
New York, NY, Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2045	930,000	917,723
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	90,791
		$1,955,234
Tax Assessment – 0.4%
Atlanta, GA, Tax Allocation (Eastside Project), 5%, 1/01/2030 (Prerefunded 1/01/2026)	$410,000	$430,218
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	10,000	9,781
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	9,000	9,108
		$449,107
Tobacco – 0.7%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	$410,000	$383,970
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, ”B-1“, 3.85%, 6/01/2050	370,000	335,208
		$719,178
Toll Roads – 0.4%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$80,000	$80,361
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	60,000	60,233
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	375,000	290,676
		$431,270
Transportation - Special Tax – 0.1%
New Jersey Transportation Trust Fund Authority, ”A“, 5%, 12/15/2039	$70,000	$74,241
Universities - Colleges – 17.3%
Albany-Dougherty County, GA, Inner City Authority Refunding Rev. (USG Real Estate Foundation X LLC Project), 4%, 6/01/2034	$1,430,000	$1,469,411
Americus-Sumter, GA, Payroll Development Authority Rev. (USG Real Estate Foundation VII LLC Project), ”A“, 3.5%, 6/01/2035	500,000	492,088
Barnesville-Lamar County, GA, Industrial Development Authority Refunding Rev. (USG Real Estate Foundation VI LLC Project), 5%, 6/01/2038	600,000	627,111
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2037	560,000	559,756
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	1,000,000	934,417
Bleckley-Dodge County, GA, Joint Development Authority Refunding Rev. (USG Real Estate Foundation VII LLC Project), 5%, 7/01/2038	815,000	852,418
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038 (Prerefunded 7/01/2027)	200,000	215,852
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038	800,000	846,260
Carrollton, GA, Payroll Development Authority Refunding Rev. (UWG Housing, LLC Project), 5%, 7/01/2038	750,000	800,854
Clemson University, SC, Athletic Facilities Rev., ”A“, 3%, 5/01/2048	1,000,000	791,679
Cobb County, GA, Development Authority, Parking & Dining Hall Refunding Lease Rev. (Kennesaw State University Real Estate Foundations Projects), 5%, 7/15/2034	500,000	538,684
Dahlonega, GA, Downtown Development Authority Refunding Rev. (North Georgia MAC LLC), 5%, 7/01/2036	1,000,000	1,054,734
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 3/01/2034	300,000	325,779
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2044	1,000,000	1,078,357
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 4%, 6/15/2049	500,000	491,345
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2052	1,000,000	1,070,641
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 6/01/2028	500,000	514,099
Georgia Higher Education Facilities Authority Refunding Rev. (USG Real Estate Foundation II LLC Project), 4%, 6/15/2036	750,000	757,826
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	354,502
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5.25%, 10/01/2051	1,000,000	1,058,350
Gwinnett County, GA, Development Authority Rev. (Student Housing), ”A“, 5%, 7/01/2040	1,000,000	1,032,905

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	$500,000	$419,076
Moultrie-Colquitt County, GA, Development Authority Rev. (Philadelphia College of Osteopathic Medicine), 5%, 12/01/2048	870,000	927,682
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	70,000	68,898
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	55,000	55,071
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%, 12/15/2032	325,000	330,490
South Regional, GA, Joint Development Authority Rev. (VSU Parking and Student Service Center Project), ”A“, 5%, 8/01/2035	500,000	518,402
		$18,186,687
Universities - Dormitories – 0.4%
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), ”C“, 5%, 7/15/2030	$390,000	$393,809
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), ”C“, 5%, 7/15/2030 (Prerefunded 7/15/2025)	10,000	10,370
		$404,179
Utilities - Investor Owned – 0.7%
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 3.95%, 12/01/2032 (Put Date 3/08/2028)	$750,000	$748,187
Utilities - Municipal Owned – 9.1%
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2029	$1,195,000	$1,252,544
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2032	1,000,000	1,100,574
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2035	500,000	498,252
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2036	500,000	498,276
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), ”A“, 4.5%, 7/01/2063	1,000,000	985,393
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), ”A“, AGM, 5%, 7/01/2048	1,000,000	1,056,688
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), ”A“, AGM, 5%, 7/01/2055	1,000,000	1,050,093
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), ”A“, 5%, 1/01/2039	750,000	777,220
Georgia Municipal Electric Authority (Project One), ”A“, 5%, 1/01/2037	1,000,000	1,081,577
Georgia Municipal Electric Authority (Project One), ”A“, 5%, 1/01/2038	125,000	130,878
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	50,000	51,011
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	60,000	61,154
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	10,000	3,750
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	100,000	37,500
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	155,000	58,125
Puerto Rico Electric Power Authority Refunding Rev., ”VV“, NPFG, 5.25%, 7/01/2030	70,000	69,267
Puerto Rico Electric Power Authority Refunding Rev., ”VV“, NPFG, 5.25%, 7/01/2034	10,000	9,859
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	245,000	91,875
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	40,000	15,000
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	20,000	7,500
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	10,000	3,750
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	95,000	35,625
Puerto Rico Electric Power Authority Rev., ”RR“, AGM, 5%, 7/01/2028	490,000	492,947
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	45,000	16,875
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2024 (a)(d)	45,000	16,875
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	10,000	3,750
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	125,000	46,875
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	10,000	3,750
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	20,000	7,500
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	60,000	22,500
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	70,000	26,250
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	25,000	9,375
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	75,000	28,125
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	60,000	22,500
		$9,573,233

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 4.1%
Alabama Southeast Energy, Cooperative District Energy Supply Rev., ”A-1“, 5.5%, 11/01/2053 (Put Date 1/01/2031)	$715,000	$766,754
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), ”A“, 4%, 12/01/2052 (Put Date 12/01/2029)	250,000	242,882
Black Belt Energy Gas District, AL, Gas Project Rev., ”A“, 4%, 6/01/2051 (Put Date 12/01/2031)	300,000	296,382
California Community Choice Financing Authority, Clean Energy Project Rev., ”C“, 5.25%, 1/01/2054 (Put Date 10/01/2031)	585,000	611,968
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., ”A“, 5%, 6/01/2053 (Put Date 6/01/2030)	1,000,000	1,035,360
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., ”C“, 5%, 9/01/2053 (Put Date 9/01/2030)	750,000	787,401
Tennessee Energy Acquisition Corp., Gas Project Rev., ”A-1“, 5%, 5/01/2053 (Put Date 5/01/2028)	520,000	537,960
		$4,278,707
Water & Sewer Utility Revenue – 10.4%
Atlanta, GA, Water & Wastewater Refunding Rev., 5%, 11/01/2036	$750,000	$804,070
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2037	1,000,000	1,067,565
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2038	1,000,000	1,065,577
Atlanta, GA, Water & Wastewater Refunding Rev., ”B“, 4%, 11/01/2038	500,000	503,807
Cartersville, GA, Development Authority Waste & Water Facilities Rev., 4%, 6/01/2038	500,000	505,401
Cherokee County, GA, Water and Sewerage Authority Rev., 4%, 8/01/2053	1,000,000	976,029
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2036	150,000	156,787
DeKalb County, GA, Water & Sewer Rev., 5%, 10/01/2052	1,000,000	1,092,198
DeKalb County, GA, Water & Sewer Rev., ”B“, 5.25%, 10/01/2025	1,000,000	1,048,634
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	30,000	30,628
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	126,210
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	45,000	45,422
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	45,000	45,362
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	155,000	157,336
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/2027	1,000,000	1,081,448
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	15,000	15,222
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	20,000	20,203
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	10,000	10,130
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	20,000	20,210
Oconee County, GA, Water & Sewerage Rev., ”A“, 5%, 9/01/2033	555,000	599,542
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), 5%, 2/01/2038 (Prerefunded 2/01/2026)	500,000	525,590
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Reservoir Water Treatment Facility Project), 5%, 2/01/2053	1,000,000	1,093,743
		$10,991,114
Total Municipal Bonds		$102,619,667
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$204,000	$181,314
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	378,197	119,392
Total Bonds		$300,706
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$219,173	$110,409
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.04% (v)	761,514	$761,666

Other Assets, Less Liabilities – 1.3%		1,361,112
Net Assets – 100.0%		$105,153,560

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $761,666 and $103,030,782, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,047,167, representing 1.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$102,730,076	$—	$102,730,076
U.S. Corporate Bonds	—	300,706	—	300,706
Mutual Funds	761,666	—	—	761,666
Total	$761,666	$103,030,782	$—	$103,792,448
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,287,590	$6,111,976	$7,637,578	$(82)	$(240)	$761,666

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$14,339	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2023, are as follows:
Georgia	77.1%
Puerto Rico	4.2%
New York	3.0%
Illinois	2.0%
Massachusetts	1.4%
South Carolina	1.3%
Alabama	1.2%
California	1.2%
Virginia	1.1%
Texas	0.8%
Guam	0.8%
Maryland	0.8%
Arkansas	0.7%
North Carolina	0.7%
New Jersey	0.6%
Tennessee	0.5%
Ohio	0.4%
New Hampshire	0.3%
Wisconsin	0.3%
Washington DC	0.2%
Pennsylvania	0.2%
Connecticut	0.2%
Michigan	0.2%
Iowa	0.1%
Colorado	0.1%
Minnesota (o)	0.0%
U.S. Virgin Islands (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.